Due to banks and correspondents (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Disclosure detail of dues to banks and correspondents
(a)	This caption is comprised of the following:

	2023	2022
	S/(000)	S/(000)
By type -
Banco Central de Reserva del Peru (b)	3,683,687	4,481,138
Promotional credit lines (c)	2,014,600	1,863,482
Loans received from foreign entities (d)	2,895,637	339,446
Loans received from Peruvian entities (e)	309,525	357,770

	8,903,449	7,041,836
Interest and commissions payable	122,481	58,810

	9,025,930	7,100,646

Disclosure detail of loans due to banks and correspondents based on term

	2023	2022
	S/(000)	S/(000)
By term -
Short term	4,852,495	2,433,459
Long term	4,173,435	4,667,187

Total	9,025,930	7,100,646

Loan received from foreign entities
(d)	As of December 31, 2023 and 2022, corresponds to the following funding in foreign currency:

Entity	Country	Final maturity	2023	2022
			S/(000)	S/(000)
Standard Chartered Bank London (d.1)	United Kingdom	2026	662,161	—
Wells Fargo (d.2)	United States of America	2024	296,720	—
Citigroup Global Markets Inc. (d.3)	United States of America	2026	289,867	—
Sumitomo Mitsui Banking (d.4)	Japan	2026	259,630	—
Banco del Estado de Chile (d.5)	Chile	2025	241,085	57,210
Bank of America (d.6)	United States of America	2024	203,995	—
Bank of Montreal (d.7)	Canada	2024	185,450	—
Banco Bilbao Vizcaya Argentaria NY Branch (d.8)	Spain	2025	185,450	—
Caixabank S.A. Barcelona (d.9)	Spain	2024	166,905	114,420
JP Morgan Chase Bank NY (d.10)	United States of America	2024	111,270	114,420
Bank of New York (d.11)	United States of America	2024	92,725	—
Bank J. Safra Sarasin (d.12)	Switzerland	2024 / 2023	81,598	53,396
Standard Chartered Bank NY (d.13)	United States of America	2025	74,180	—
HSBC Branch India (d.14)	India	2024	37,090	—
Banco Interamericano de Desarrollo (d.15)	Multilateral	2024	7,511	—

			2,895,637	339,446

Summary of funding in local and foreign currency
(e)	As of December 31, 2023 and 2022, corresponds to the following funding in local and foreign currency:

	2023
Entity	Maturity	Currency	Book value
			S/(000)
Banco de Credito del Peru S.A.	Jan-24 / Jan-26	PEN	127,000
Scotiabank Peru S.A.A.	Jan-24 / Oct-25	PEN	75,465
Bank of GNB Peru S.A.	Jan-24	PEN	69,970
Bank of China (Peru) S.A.(e.1)	Nov-24	USD	37,090

			309,525

	2022
Entity	Maturity	Currency	Book value
			S/(000)
Scotiabank Peru S.A.A.	Jan-23 / Oct-25	PEN	120,718
Banco de Credito del Peru S.A.	Jan-23 / Oct-23	PEN	81,644
Bank of GNB Peru S.A.	Jan-23	PEN	71,500
Bank BBVA Continental	Jan-23	USD	45,768
Bank of China (Peru) S.A. (e.1)	Nov-24	USD	38,140

			357,770

Disclosure of detail maturities due to banks and correspondents

Year	2023	2022
	S/(000)	S/(000)
2023	—	2,433,459
2024	4,852,495	1,888,657
2025	1,185,753	1,331,489
2026	1,373,363	138,499
2027 onwards	1,614,319	1,308,542

Total	9,025,930	7,100,646